Hedging activities and derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Hedging activities and derivatives [abstract]
Summary of disclosure of derivatives designated as hedging
The Group has designated a cross currency swap as a hedging instrument for future repayment of long-term loan denominated in USD. The balance of the cross-currency swap agreement varies with the forward exchange rate and the US LIBOR.

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets	Liabilities
	€	€	€	€
Foreign currency forward contracts	1,102	639	580	—
Interest rate swap	1,824	—	—	—

Summary of expected hedging cash flow and the period that affects gain and loss
The period of expected hedging cash flow and the period that affects gain and loss are as follows:

	December 31, 2019		December 31, 2018
	Cash Inflow	Cash Outflow	Cash Inflow	Cash Outflow
	€	€	€	€
Within 1 year	36,594	53,491	40,247	—
1-3 years	21,363	20,744	—	83,260
More than 3 years	32,996	32,154	—	—